Risk management and concentrations of risk (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 29, 2014	Mar. 17, 2014
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 855,000
Deferred Other Tax Expense (Benefit)	214,000
Payments for Derivative Instrument, Financing Activities	1,100,000	0	0
Lampung Facility [Member]
Repayments of Secured Debt				7,900,000
Five Forward Starting Swap Agreements [Member]
Derivative, Notional Amount					$ 237,100,000
Derivative, Term of Contract					12 years
Derivative, Fixed Interest Rate					2.80%
Description of Interest Rate Derivative Activities					3 month USD LIBOR variable interest